SECURITIES - Contractual maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Within one year	$ 2,955
After one year to five years	8,248
After five years to ten years	9,440
Total debt securities	20,643
MBSs and CMOs	45,818
Amortized Cost	66,461	$ 78,458
Fair Value
Within one year	2,962
After one year to five years	8,186
After five years to ten years	9,314
Total debt securities	20,462
MBSs and CMOs	46,100
Total	$ 66,562	$ 76,954